TAXATION (Tables)	12 Months Ended
Dec. 31, 2021
TAXATION
Schedule of taxes

	2021	2020
Current tax:	£’000	£’000

Current tax on profits for the year	7,679	—
Adjustments in respect of prior periods	—	—
Total current tax	7,679	—

	2021	2020
Deferred tax:	£’000	£’000

Origination and reversal of temporary differences	827	—
Total deferred tax	827	—
Total tax charge	8,506	—

Schedule of taxation charge in the financial statements

	2021	2020
	£'000	£'000
Profit before taxation	39,271	1,442
Expected tax charge based on a weighted average of 25% (2020 - 24%) (UK, US and Canada)	9,746	346

Effect of expenses not deductible in determining taxable profit	1,779	3
Capital allowances in excess of depreciation	(3,770)	(101)
Other tax adjustments	(137)	(141)
Unrealized gains/(loss) on crypto assets	(385)	(562)
Origination and reversal of temporary differences	827	—
Unutilized tax losses carried forward	445	455
Taxation charge in the financial statements	8,506	—

Schedule of fair value gains

	2021	2020
Deferred tax liabilities	£'000	£'000

Fair value gains:
Digital assets	286	—
Gain on fair value of property acquired (see note 17)	442	—
Share of other comprehensive income of associates	99	—
Total deferred tax	827	—

Summary of deferred tax liability

	2021	2020
Deferred tax liabilities	£’000	£’000
Current liabilities	286	—
Non-current liabilities	541	—
Total deferred tax	827	—